LINE OF CREDIT - Additional Information (Details) - USD ($)		3 Months Ended
	Jan. 03, 2022	Mar. 31, 2022
LINE OF CREDIT
Line of credit, outstanding		$ 5,325,000
Line of credit, maturity date		Jan. 03, 2027
Loan Agreement | Eastman Investment, Inc. | Revolving line of credit
LINE OF CREDIT
Line of credit facility maximum borrowing capacity	$ 5,000,000
Interest rate at per annum	8.00%
Line of credit facility term	5 years